UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-01236

DWS Market Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  5/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2013 (Unaudited)

DWS Disciplined Market Neutral Fund
(Effective July 19, 2013 the Fund was renamed DWS Diversified Market Neutral Fund)
	Shares	Value ($)
Long Positions 98.9%
Common Stocks 94.7%
Consumer Discretionary 17.4%
Auto Components 1.2%
Lear Corp. (a)	8,100	485,838
Visteon Corp.* (a)	67,900	4,309,613

		4,795,451
Diversified Consumer Services 0.7%
H&R Block, Inc. (a)	62,800	1,838,156
Service Corp. International (a)	53,000	952,940

		2,791,096
Hotels, Restaurants & Leisure 1.7%
Las Vegas Sands Corp. (a)	51,700	2,993,430
Marriott International, Inc. "A" (a)	65,800	2,764,258
Marriott Vacations Worldwide Corp.* (a)	20,500	907,125
Royal Caribbean Cruises Ltd. (a)	2,000	70,020

		6,734,833
Household Durables 3.1%
Mohawk Industries, Inc.* (a)	38,500	4,280,045
PulteGroup, Inc.* (a)	194,100	4,190,619
Whirlpool Corp. (a)	31,200	3,986,112

		12,456,776
Internet & Catalog Retail 1.2%
Expedia, Inc. (a)	16,700	959,582
Netflix, Inc.* (a)	10,700	2,420,875
Priceline.com, Inc.* (a)	1,600	1,286,288

		4,666,745
Media 2.8%
AMC Networks, Inc. "A"* (a)	10,000	640,200
Comcast Corp. "A" (a)	74,300	2,983,145
Lamar Advertising Co. "A"* (a)	44,100	2,060,793
Starz - Liberty Capital* (a)	49,800	1,149,384
The Madison Square Garden Co. "A"* (a)	23,900	1,398,867
Washington Post Co. "B" (a)	5,800	2,709,934

		10,942,323
Multiline Retail 1.2%
Dillard's, Inc. "A" (a)	51,200	4,724,224
Specialty Retail 4.8%
Aaron's, Inc. (a)	39,100	1,098,319
American Eagle Outfitters, Inc. (a)	22,900	453,191
Best Buy Co., Inc. (a)	174,400	4,804,720
CST Brands, Inc.*	11,000	334,290
Foot Locker, Inc. (a)	72,600	2,491,632
GameStop Corp. "A" (a)	121,800	4,038,888
The Gap, Inc. (a)	93,600	3,795,480
TJX Companies, Inc. (a)	40,300	2,039,583

		19,056,103
Textiles, Apparel & Luxury Goods 0.7%
Hanesbrands, Inc. (a)	54,100	2,697,426
Consumer Staples 3.3%
Food & Staples Retailing 1.3%
Costco Wholesale Corp. (a)	11,400	1,250,238
Kroger Co. (a)	8,300	279,461
Safeway, Inc. (a)	150,800	3,469,908

		4,999,607
Food Products 1.1%
Tyson Foods, Inc. "A" (a)	178,100	4,452,500
Personal Products 0.7%
Avon Products, Inc. (a)	102,900	2,425,353
Nu Skin Enterprises, Inc. "A" (a)	7,300	429,240

		2,854,593
Tobacco 0.2%
Lorillard, Inc. (a)	19,400	823,336
Energy 9.6%
Energy Equipment & Services 1.2%
Helmerich & Payne, Inc. (a)	11,400	703,836
Patterson-UTI Energy, Inc. (a)	173,900	3,653,639
Superior Energy Services, Inc.* (a)	19,300	514,924

		4,872,399
Oil, Gas & Consumable Fuels 8.4%
Cabot Oil & Gas Corp. (a)	31,400	2,209,304
Chevron Corp. (a)	16,700	2,049,925
ConocoPhillips (a)	20,400	1,251,336
EOG Resources, Inc. (a)	10,200	1,316,820
EQT Corp. (a)	1,900	151,772
Hess Corp. (a)	7,000	471,870
HollyFrontier Corp. (a)	80,000	3,960,000
Marathon Oil Corp. (a)	58,700	2,018,693
Marathon Petroleum Corp. (a)	50,900	4,199,250
Murphy Oil Corp. (a)	55,800	3,533,256
Phillips 66 (a)	23,700	1,577,709
Southwestern Energy Co.* (a)	24,700	930,943
Tesoro Corp. (a)	83,000	5,116,950
Valero Energy Corp. (a)	99,000	4,022,370
Whiting Petroleum Corp.* (a)	3,200	147,424

		32,957,622
Financials 18.7%
Capital Markets 1.7%
Eaton Vance Corp. (a)	42,400	1,760,024
Franklin Resources, Inc. (a)	1,400	216,734
Invesco Ltd. (a)	9,800	330,652
SEI Investments Co. (a)	15,300	468,333
T. Rowe Price Group, Inc. (a)	17,000	1,289,620
Waddell & Reed Financial, Inc. "A" (a)	56,700	2,610,468

		6,675,831
Commercial Banks 4.2%
BankUnited, Inc. (a)	16,900	415,402
First Citizens BancShares, Inc. "A" (a)	900	177,543
First Niagara Financial Group, Inc. (a)	235,900	2,304,743
KeyCorp (a)	77,700	837,606
Popular, Inc.* (a)	154,600	4,638,000
Regions Financial Corp. (a)	241,300	2,203,069
SunTrust Banks, Inc. (a)	19,400	622,546
Synovus Financial Corp. (a)	213,500	584,990
Zions Bancorp. (a)	167,100	4,687,155

		16,471,054
Consumer Finance 0.6%
Discover Financial Services (a)	48,200	2,285,162
Diversified Financial Services 1.4%
CBOE Holdings, Inc. (a)	20,000	802,800
Citigroup, Inc. (a)	56,600	2,942,634
Moody's Corp. (a)	27,500	1,827,100

		5,572,534
Insurance 7.0%
Allstate Corp. (a)	76,300	3,680,712
Aspen Insurance Holdings Ltd. (a)	19,800	727,452
Axis Capital Holdings Ltd. (a)	94,700	4,125,132
Cincinnati Financial Corp. (a)	93,700	4,435,758
Everest Re Group Ltd. (a)	6,300	816,543
Fidelity National Financial, Inc. "A" (a)	78,500	2,065,335
MBIA, Inc.* (a)	200,000	2,850,000
Progressive Corp. (a)	180,400	4,598,396
RenaissanceRe Holdings Ltd. (a)	5,200	446,992
Travelers Companies, Inc. (a)	24,000	2,009,280
W.R. Berkley Corp. (a)	36,600	1,499,502
White Mountains Insurance Group Ltd. (a)	500	295,585

		27,550,687
Real Estate Investment Trusts 3.1%
Annaly Capital Management, Inc. (REIT) (a)	92,600	1,257,508
CBL & Associates Properties, Inc. (REIT) (a)	131,900	3,032,381
Hospitality Properties Trust (REIT) (a)	41,900	1,222,642
Host Hotels & Resorts, Inc. (REIT) (a)	135,400	2,408,766
Weyerhaeuser Co. (REIT) (a)	145,900	4,350,738

		12,272,035
Real Estate Management & Development 0.7%
CBRE Group, Inc. "A"* (a)	95,000	2,202,100
St. Joe Co.* (a)	38,400	784,128

		2,986,228
Health Care 10.5%
Biotechnology 2.5%
Alexion Pharmaceuticals, Inc.* (a)	3,500	341,390
Biogen Idec, Inc.* (a)	14,500	3,443,605
Celgene Corp.* (a)	25,200	3,115,980
Onyx Pharmaceuticals, Inc.* (a)	800	76,360
United Therapeutics Corp.* (a)	41,800	2,778,446

		9,755,781
Health Care Equipment & Supplies 0.1%
ResMed, Inc. (a)	6,200	297,600
Zimmer Holdings, Inc. (a)	3,500	274,785

		572,385
Health Care Providers & Services 4.8%
Aetna, Inc. (a)	42,700	2,578,226
CIGNA Corp. (a)	59,800	4,060,420
Community Health Systems, Inc. (a)	19,100	920,047
Health Net, Inc.* (a)	142,700	4,547,849
Humana, Inc. (a)	7,900	638,162
Tenet Healthcare Corp.* (a)	34,800	1,648,476
WellPoint, Inc. (a)	60,300	4,641,291

		19,034,471
Life Sciences Tools & Services 1.2%
Covance, Inc.* (a)	51,600	3,848,328
Thermo Fisher Scientific, Inc. (a)	8,900	785,870

		4,634,198
Pharmaceuticals 1.9%
Eli Lilly & Co. (a)	81,400	4,327,224
Salix Pharmaceuticals Ltd.* (a)	3,300	200,211
Warner Chilcott PLC "A" (a)	160,000	3,072,000

		7,599,435
Industrials 10.8%
Aerospace & Defense 2.8%
Alliant Techsystems, Inc. (a)	25,400	1,994,408
Boeing Co. (a)	10,200	1,010,004
Engility Holdings, Inc.* (a)	41,200	1,053,484
Exelis, Inc. (a)	96,100	1,167,615
Huntington Ingalls Industries, Inc. (a)	84,900	4,688,178
Northrop Grumman Corp. (a)	14,100	1,161,699

		11,075,388
Air Freight & Logistics 0.5%
FedEx Corp. (a)	22,600	2,177,284
Airlines 0.8%
Southwest Airlines Co. (a)	229,300	3,249,181
Building Products 1.2%
Lennox International, Inc. (a)	4,300	275,157
Masco Corp. (a)	209,800	4,409,996

		4,685,153
Commercial Services & Supplies 1.3%
Avery Dennison Corp. (a)	88,400	3,845,400
Pitney Bowes, Inc. (a)	4,800	70,464
R.R. Donnelley & Sons Co. (a)	78,800	1,045,676

		4,961,540
Construction & Engineering 0.7%
Aecom Technology Corp.* (a)	18,200	560,378
Chicago Bridge & Iron Co. NV (a)	32,605	2,063,896

		2,624,274
Electrical Equipment 0.0%
General Cable Corp.* (a)	4,500	159,120
Machinery 2.4%
ITT Corp. (a)	94,300	2,843,145
Oshkosh Corp.* (a)	109,800	4,372,236
Terex Corp.* (a)	58,900	2,112,743

		9,328,124
Marine 0.2%
Matson, Inc. (a)	33,000	830,610
Professional Services 0.3%
Manpowergroup, Inc (a)	21,100	1,208,397
Road & Rail 0.6%
Ryder System, Inc. (a)	38,000	2,395,520
Information Technology 14.1%
Communications Equipment 0.8%
Brocade Communications Systems, Inc.* (a)	532,600	2,892,018
Cisco Systems, Inc. (a)	12,200	293,776

		3,185,794
Computers & Peripherals 3.7%
Hewlett-Packard Co. (a)	197,800	4,830,276
Lexmark International, Inc. "A" (a)	153,300	4,677,183
Western Digital Corp. (a)	79,500	5,033,940

		14,541,399
Electronic Equipment, Instruments & Components 1.1%
Avnet, Inc.* (a)	10,200	348,432
AVX Corp. (a)	31,100	372,578
Ingram Micro, Inc. "A"* (a)	39,400	752,934
Vishay Intertechnology, Inc.* (a)	214,800	3,127,488

		4,601,432
Internet Software & Services 1.1%
AOL, Inc. (a)	97,600	3,382,816
eBay, Inc.* (a)	6,100	330,010
Pandora Media, Inc.* (a)	31,000	527,620

		4,240,446
IT Services 3.6%
Booz Allen Hamilton Holding Corp. (a)	123,800	2,159,072
Computer Sciences Corp. (a)	95,100	4,242,411
CoreLogic, Inc.* (a)	157,200	4,118,640
FleetCor Technologies, Inc.* (a)	19,700	1,715,476
Jack Henry & Associates, Inc. (a)	2,300	107,939
Lender Processing Services, Inc. (a)	57,900	1,915,911

		14,259,449
Semiconductors & Semiconductor Equipment 2.3%
Cree, Inc.* (a)	41,200	2,568,820
First Solar, Inc.* (a)	54,600	2,969,148
Marvell Technology Group Ltd. (a)	216,000	2,341,440
Micron Technology, Inc.* (a)	92,900	1,085,072

		8,964,480
Software 1.5%
Activision Blizzard, Inc. (a)	127,500	1,839,825
CA, Inc. (a)	16,400	447,884
Cadence Design Systems, Inc.* (a)	181,300	2,743,069
Solarwinds, Inc.* (a)	15,100	636,465
Symantec Corp.* (a)	20,700	463,473

		6,130,716
Materials 7.3%
Chemicals 4.8%
CF Industries Holdings, Inc. (a)	23,100	4,411,176
LyondellBasell Industries NV "A" (a)	44,400	2,959,260
Monsanto Co. (a)	33,700	3,391,568
PPG Industries, Inc. (a)	4,600	706,606
The Sherwin-Williams Co. (a)	14,700	2,771,391
Westlake Chemical Corp. (a)	51,000	4,763,400

		19,003,401
Containers & Packaging 1.8%
Bemis Co., Inc. (a)	102,400	4,008,960
Packaging Corp. of America (a)	27,900	1,367,100
Rock-Tenn Co. "A" (a)	19,000	1,876,820

		7,252,880
Paper & Forest Products 0.7%
Domtar Corp. (a)	6,900	500,043
International Paper Co. (a)	46,400	2,141,360

		2,641,403
Telecommunication Services 1.6%
Diversified Telecommunication Services 0.1%
Verizon Communications, Inc. (a)	4,000	193,920
Wireless Telecommunication Services 1.5%
T-Mobile U.S., Inc. (a)	67,000	1,435,810
Telephone & Data Systems, Inc. (a)	195,299	4,540,702

		5,976,512
Utilities 1.4%
Independent Power Producers & Energy Traders 0.7%
NRG Energy, Inc. (a)	102,600	2,618,352
Multi-Utilities 0.7%
Ameren Corp. (a)	86,200	2,934,248

Total Common Stocks (Cost $300,046,544)		374,473,858
Cash Equivalents 4.2%
Central Cash Management Fund, 0.07% (b) (Cost $16,820,738)	16,820,738	16,820,738

	% of Net Assets	Value ($)

Total Long Positions (Cost $316,867,282) †	98.9	391,294,596
Other Assets and Liabilities, Net	95.9	379,042,787
Securities Sold Short	(94.8)	(374,821,131)

Net Assets	100.0	395,516,252

†
The cost for federal income tax purposes was $322,848,383.  At May 31, 2013, net unrealized appreciation for all securities based on tax cost was $68,446,213.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $76,179,581 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $7,733,368.

Common Stocks Sold Short 94.8%
Consumer Discretionary 19.8%
Auto Components 1.0%
Delphi Automotive PLC	77,600	3,787,656
Automobiles 0.8%
Ford Motor Co.	207,800	3,258,304
Distributors 0.2%
LKQ Corp.	35,800	876,384
Diversified Consumer Services 0.9%
Apollo Group, Inc. "A"	166,900	3,336,331
Hotels, Restaurants & Leisure 2.9%
Chipotle Mexican Grill, Inc.	5,500	1,985,500
Choice Hotels International, Inc.	10,600	418,488
Darden Restaurants, Inc.	71,000	3,677,800
Hyatt Hotels Corp. "A"	34,000	1,398,080
McDonald's Corp.	12,000	1,158,840
Penn National Gaming, Inc.	16,600	913,664
WMS Industries, Inc.	78,200	1,982,370

		11,534,742
Household Durables 2.1%
Harman International Industries, Inc.	15,700	833,670
Tempur-Pedic International, Inc.	75,300	3,183,684
Toll Brothers, Inc.	127,100	4,343,007

		8,360,361
Internet & Catalog Retail 1.2%
Amazon.com, Inc.	17,500	4,708,025
Media 2.8%
Cablevision Systems Corp. (New York Group) "A"	302,100	4,567,752
DISH Network Corp. "A"	57,100	2,200,634
Interpublic Group of Companies, Inc.	175,200	2,491,344
John Wiley & Sons, Inc. "A"	49,200	1,953,240

		11,212,970
Multiline Retail 1.2%
Dollar General Corp.	27,800	1,467,840
Family Dollar Stores, Inc.	54,900	3,357,135

		4,824,975
Specialty Retail 6.2%
Ascena Retail Group, Inc.	132,900	2,701,857
AutoZone, Inc.	6,700	2,739,161
CarMax, Inc.	27,300	1,276,821
Guess?, Inc.	115,800	3,680,124
L Brands, Inc.	26,900	1,345,269
Sally Beauty Holdings, Inc.	152,400	4,664,964
Tiffany & Co.	60,800	4,729,024
Tractor Supply Co.	16,600	1,858,868
Ulta Salon, Cosmetics & Fragrance, Inc.	15,600	1,415,856

		24,411,944
Textiles, Apparel & Luxury Goods 0.5%
Coach, Inc.	18,700	1,089,462
Fossil Group, Inc.	9,300	987,660

		2,077,122
Consumer Staples 2.8%
Beverages 1.1%
Constellation Brands, Inc. "A"	12,900	683,829
Monster Beverage Corp.	66,500	3,630,235

		4,314,064
Food & Staples Retailing 0.5%
Sysco Corp.	65,400	2,210,520
Food Products 1.2%
Mead Johnson Nutrition Co.	48,500	3,931,895
Mondelez International, Inc. "A"	25,400	748,284

		4,680,179
Energy 9.7%
Energy Equipment & Services 4.2%
Atwood Oceanics, Inc.	26,900	1,412,519
Dresser-Rand Group, Inc.	61,800	3,745,080
Era Group, Inc.	15,800	407,008
FMC Technologies, Inc.	66,600	3,706,956
McDermott International, Inc.	285,100	2,722,705
Oil States International, Inc.	2,800	275,800
SEACOR Holdings, Inc.	31,200	2,395,848
Tidewater, Inc.	34,800	1,917,132

		16,583,048
Oil, Gas & Consumable Fuels 5.5%
Cheniere Energy, Inc.	122,600	3,598,310
Cobalt International Energy, Inc.	164,400	4,264,536
Concho Resources, Inc.	30,200	2,526,532
Kinder Morgan, Inc.	90,400	3,433,392
Newfield Exploration Co.	37,000	880,230
Pioneer Natural Resources Co.	6,400	887,552
Spectra Energy Corp.	86,100	2,632,077
Teekay Corp.	6,900	266,616
Williams Companies, Inc.	89,200	3,138,056

		21,627,301
Financials 14.4%
Capital Markets 1.4%
Ameriprise Financial, Inc.	50,200	4,092,304
Raymond James Financial, Inc.	27,900	1,226,763

		5,319,067
Commercial Banks 1.7%
Cullen/Frost Bankers, Inc.	9,400	604,890
First Horizon National Corp.	405,700	4,657,436
Fulton Financial Corp.	85,400	981,246
TCF Financial Corp.	38,800	558,720

		6,802,292
Diversified Financial Services 0.9%
CME Group, Inc.	30,400	2,065,072
MSCI, Inc.	37,000	1,303,880
The NASDAQ OMX Group, Inc.	10,400	327,184

		3,696,136
Insurance 5.8%
American International Group, Inc.	9,400	417,924
Genworth Financial, Inc. "A"	269,300	2,911,133
Hartford Financial Services Group, Inc.	153,800	4,710,894
Kemper Corp.	5,200	177,528
Lincoln National Corp.	65,100	2,321,466
Loews Corp.	68,000	3,115,760
Principal Financial Group, Inc.	124,300	4,704,755
Protective Life Corp.	120,400	4,657,072

		23,016,532
Real Estate Investment Trusts 3.3%
Alexandria Real Estate Equities, Inc. (REIT)	12,800	876,800
CommonWealth REIT (REIT)	38,000	776,720
Equity Residential (REIT)	7,400	418,470
Hatteras Financial Corp. (REIT)	118,800	3,067,416
Health Care REIT, Inc. (REIT)	53,400	3,632,802
UDR, Inc. (REIT)	166,800	4,064,916
Vornado Realty Trust (REIT)	1,000	79,950

		12,917,074
Real Estate Management & Development 0.3%
Alexander & Baldwin, Inc.	27,600	974,004
Thrifts & Mortgage Finance 1.0%
People's United Financial, Inc.	195,200	2,685,952
TFS Financial Corp.	121,400	1,332,972

		4,018,924
Health Care 7.7%
Biotechnology 1.4%
ARIAD Pharmaceuticals, Inc.	254,300	4,663,862
BioMarin Pharmaceutical, Inc.	4,800	300,960
Regeneron Pharmaceuticals, Inc.	2,500	604,675

		5,569,497
Health Care Equipment & Supplies 2.4%
Alere, Inc.	13,300	340,214
Covidien PLC	12,800	814,080
DENTSPLY International, Inc.	34,600	1,444,896
Edwards Lifesciences Corp.	30,200	2,007,092
Hologic, Inc.	217,100	4,504,825
Varian Medical Systems, Inc.	7,600	509,276

		9,620,383
Health Care Providers & Services 1.0%
Express Scripts Holding Co.	4,900	304,388
Laboratory Corp. of America Holdings	33,500	3,332,915
Quest Diagnostics, Inc.	3,400	210,256

		3,847,559
Health Care Technology 0.1%
Allscripts Healthcare Solutions, Inc.	22,600	313,010
Life Sciences Tools & Services 1.3%
PerkinElmer, Inc.	30,000	939,600
Waters Corp.	44,700	4,322,937

		5,262,537
Pharmaceuticals 1.5%
Endo Health Solutions, Inc.	28,400	1,030,920
Forest Laboratories, Inc.	44,500	1,768,875
Zoetis, Inc.	94,900	3,036,800

		5,836,595
Industrials 13.9%
Aerospace & Defense 1.3%
TransDigm Group, Inc.	21,400	3,126,540
Triumph Group, Inc.	5,700	442,605
United Technologies Corp.	18,000	1,708,200

		5,277,345
Air Freight & Logistics 1.6%
C.H. Robinson Worldwide, Inc.	41,100	2,329,959
Expeditors International of Washington, Inc.	32,700	1,276,281
UTi Worldwide, Inc.	182,000	2,881,060

		6,487,300
Building Products 0.2%
Armstrong World Industries, Inc.	8,300	431,351
Owens Corning, Inc.	11,400	498,180

		929,531
Commercial Services & Supplies 1.9%
Clean Harbors, Inc.	11,300	646,360
Copart, Inc.	67,800	2,331,642
Covanta Holding Corp.	204,700	4,186,115
Iron Mountain, Inc.	5,455	195,507

		7,359,624
Construction & Engineering 0.5%
KBR, Inc.	51,500	1,859,150
Electrical Equipment 0.5%
Babcock & Wilcox Co.	2,700	80,136
Emerson Electric Co.	24,700	1,419,262
Regal-Beloit Corp.	2,900	195,779
Rockwell Automation, Inc.	1,000	88,020

		1,783,197
Machinery 3.6%
Caterpillar, Inc.	48,600	4,169,880
Cummins, Inc.	11,300	1,351,819
Deere & Co.	1,400	121,954
Donaldson Co., Inc.	16,600	622,666
Graco, Inc.	26,600	1,714,370
Joy Global, Inc.	8,800	475,904
Kennametal, Inc.	28,300	1,226,522
PACCAR, Inc.	27,400	1,468,640
SPX Corp.	39,600	3,125,232
Stanley Black & Decker, Inc.	1,000	79,220

		14,356,207
Marine 0.2%
Kirby Corp.	7,800	609,024
Professional Services 1.1%
IHS, Inc. "A"	34,400	3,616,472
Verisk Analytics, Inc. "A"	12,000	705,840

		4,322,312
Road & Rail 1.8%
CSX Corp.	58,200	1,467,222
Kansas City Southern	31,800	3,520,260
Landstar System, Inc.	36,900	1,947,951

		6,935,433
Trading Companies & Distributors 1.2%
Fastenal Co.	16,800	876,624
United Rentals, Inc.	17,700	1,006,068
WESCO International, Inc.	40,600	3,014,956

		4,897,648
Information Technology 12.8%
Communications Equipment 2.7%
EchoStar Corp. "A"	2,300	91,333
F5 Networks, Inc.	47,000	3,910,870
JDS Uniphase Corp.	149,800	2,040,276
Motorola Solutions, Inc.	6,700	388,332
Palo Alto Networks, Inc.	33,200	1,610,864
Polycom, Inc.	226,800	2,569,644

		10,611,319
Computers & Peripherals 1.4%
Diebold, Inc.	152,900	4,924,909
QLogic Corp.	50,600	492,844

		5,417,753
Electronic Equipment, Instruments & Components 1.2%
Molex, Inc.	86,800	2,546,712
National Instruments Corp.	73,400	2,084,560
Trimble Navigation Ltd.	9,000	251,100

		4,882,372
Internet Software & Services 1.4%
Equinix, Inc.	2,000	405,280
Facebook, Inc. "A"	21,700	528,395
Google, Inc. "A"	1,700	1,479,697
IAC/InterActiveCorp.	2,200	106,656
Rackspace Hosting, Inc.	81,300	3,051,189
Yahoo!, Inc.	6,500	170,950

		5,742,167
IT Services 1.0%
Teradata Corp.	37,300	2,079,475
VeriFone Systems, Inc.	74,900	1,747,417

		3,826,892
Semiconductors & Semiconductor Equipment 1.2%
Altera Corp.	49,400	1,639,586
Avago Technologies Ltd.	22,600	852,246
Fairchild Semiconductor International, Inc.	90,400	1,311,704
Skyworks Solutions, Inc.	37,600	897,136

		4,700,672
Software 3.9%
Autodesk, Inc.	19,400	731,962
BMC Software, Inc.	7,300	330,654
Compuware Corp.	45,100	506,473
Fortinet, Inc.	14,800	285,048
Informatica Corp.	77,700	2,825,172
Intuit, Inc.	14,100	824,004
MICROS Systems, Inc.	45,000	1,899,000
Nuance Communications, Inc.	250,500	4,759,500
Splunk, Inc.	50,500	2,361,380
TIBCO Software, Inc.	46,000	981,180

		15,504,373
Materials 8.8%
Chemicals 4.0%
Air Products & Chemicals, Inc.	39,100	3,691,431
Airgas, Inc.	32,000	3,292,480
Albemarle Corp.	17,200	1,151,024
Ashland, Inc.	1,400	124,488
Cabot Corp.	23,900	978,466
Celanese Corp. "A"	27,200	1,342,320
Praxair, Inc.	6,600	754,578
Rockwood Holdings, Inc.	11,800	786,588
Sigma-Aldrich Corp.	43,700	3,655,942

		15,777,317
Containers & Packaging 1.2%
AptarGroup, Inc.	19,200	1,089,024
Ball Corp.	25,200	1,087,632
Crown Holdings, Inc.	50,000	2,117,500
Sealed Air Corp.	13,100	314,662

		4,608,818
Metals & Mining 3.6%
Allegheny Technologies, Inc.	136,400	3,760,548
Allied Nevada Gold Corp.	433,600	3,347,392
Carpenter Technology Corp.	27,800	1,338,848
Compass Minerals International, Inc.	16,800	1,465,968
Freeport-McMoRan Copper & Gold, Inc.	41,500	1,288,575
Newmont Mining Corp.	31,700	1,086,676
Nucor Corp.	31,100	1,384,261
Royal Gold, Inc.	13,700	750,212

		14,422,480
Telecommunication Services 2.8%
Diversified Telecommunication Services 1.2%
Level 3 Communications, Inc.	10,800	231,444
tw telecom, Inc.	161,800	4,616,154

		4,847,598
Wireless Telecommunication Services 1.6%
Clearwire Corp. "A"	268,000	1,200,640
Crown Castle International Corp.	8,600	612,750
SBA Communications Corp. "A"	58,000	4,365,660

		6,179,050
Utilities 2.1%
Electric Utilities 1.0%
Exelon Corp.	65,400	2,049,636
OGE Energy Corp.	14,700	997,689
Pepco Holdings, Inc.	46,500	965,805

		4,013,130
Gas Utilities 1.1%
AGL Resources, Inc.	18,200	770,406
ONEOK, Inc.	75,000	3,385,500
UGI Corp.	8,300	316,977

		4,472,883

Total Common Stocks Sold Short (Proceeds $353,954,949)		374,821,131

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	All or a portion of these securities are pledged as collateral for short sales.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2013 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(c)	$374,473,858	$—	$—	$374,473,858
Short-Term Investments	16,820,738	—	—	16,820,738
Total	$391,294,596	$—	$—	$391,294,596

Liabilities
Investments Sold Short, at Value(c)	$(374,821,131)	$—	$—	$(374,821,131)
Total	$(374,821,131)	$—	$—	$(374,821,131)

There have been no transfers between fair value measurement levels during the period ended May 31, 2013.
(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Diversified Market Neutral Fund (formerly DWS Disciplined Market Neutral Fund), a series of DWS Market Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 19, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 19, 2013